EMPLOYEE RELATED LIABILITIES (Schedule of Future Benefit Payments) (Details) - Pension Plan [Member] $ in Thousands	Dec. 31, 2025 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2026	$ 1,262
2027	1,335
2028	1,368
2029	1,389
2030	1,395
2031 - 2035	$ 6,717